Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (6,702,000)	$ (9,770,000)	$ (15,908,546)	$ (13,237,616)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	55,000	31,000	108,228	28,516
Stock-based compensation expense	354,000	602,000	942,369	345,435
Loss on disposition of property and equipment	1,000	0	0	7,727
Change in fair value of common stock warrants	(1,123,000)	1,249,000	515,860	3,941,335
Non-cash interest expense relating to convertible promissory notes & amortization of discount on notes			0	4,128,863
Inducement charge for Series C warrants	0	3,050,000	3,049,375	0
Noncash expense of issuing shares to Aspire Capital			183,322	0
Change in fair value of contingent consideration	27,000	0
Non-cash interest expense relating to line of credit			0	1,529
Change in operating assets and liabilities:
Accounts receivable	(132,000)	(12,000)	(156,127)	149,605
Inventory	(223,000)	(169,000)	(441,672)	(109,336)
Other receivables			0	0
Prepaid expenses and other assets	10,000	(59,000)	84,630	(167,123)
Other long-term assets			(76,340)	0
Accounts payable	334,000	401,000	211,945	353,897
Accrued compensation and other current liabilities	(689,000)	617,000	1,187,626	72,806
Other long-term liabilities	64,000	0
Net cash used in operating activities	(8,024,000)	(4,060,000)	(10,299,330)	(4,484,362)
Cash flows from investing activities:
Acquisition of Neoforce assets			(1,000,000)	0
Acquisition of BDDI asset (patent)			(250,000)	0
Increase in restricted cash	0	(15,000)	(15,000)	0
Purchase of property and equipment	(39,000)	(16,000)	(55,777)	(30,683)
Net cash used in investing activities	(39,000)	(31,000)	(1,320,777)	(30,683)
Cash flows from financing activities:
Proceeds from exercise of common stock options	70,000	294,000	293,573	0
Proceeds from issuance of common stock to Aspire Capital			1,434,194	0
Proceeds from sale of Series A preferred convertible stock	5,071,000	0	4,230,150	0
Repayment of credit line	0	(102,000)	(101,529)	0
Proceeds from issuance of preferred stock warrants			0	1,946
Proceeds from issuance of convertible notes payable			0	2,490,781
Proceeds from line of credit			0	100,000
Proceeds from Initial Public Offering			0	10,727,475
Initial Public Offering costs paid	0	(530,000)	(575,181)	(2,117,217)
Net cash provided by financing activities	5,070,000	3,664,000	9,157,920	11,202,985
Net increase (decrease) in cash and cash equivalents	(2,993,000)	(427,000)	(2,462,187)	6,687,940
Cash and cash equivalents, beginning of period	5,494,523	7,956,710	7,956,710	1,268,770
Cash and cash equivalents, end of period	2,502,000	7,530,000	5,494,523	7,956,710
Supplemental disclosures of noncash investing and financing information
Series A preferred convertible stock transaction costs included in Accounts Payable			71,493	0
Conversion of Series A preferred to common stock	2,220,000	0		23,808,048
Patent costs included in Accrued liabilities	0	450,000
Shares issued as consideration for BDDI patent purchase	0	112,000	112,400	0
BDDI patent purchase consideration included in accrued liabilities			200,000	0
Reduction in initial public offering costs payable	0	45,000
Cashless exercise of 2010 and 2012 warrants	0	13,000	13	0
Contribution of Series B warrants			3,332	0
Initial public offering costs accrued and included in accounts payable			0	575,181
Beneficial conversion feature related to the warrants to purchase shares of convertible preferred stock in connection with convertible promissory notes			0	1,723,984
Issuance of warrants for the purchase of convertible preferred stock in connection with notes payable			0	966,978
Series A Warrant Liability [Member]
Cash flows from financing activities:
Proceeds upon exercise of warrants	0	156,000	156,000	0
Series A Warrant Liability [Member] | Cash Exercise [Member]
Supplemental disclosures of noncash investing and financing information
De-recognition of warrant liability	0	42,000	42,000	0
Private Placement Series B Warrants [Member]
Cash flows from financing activities:
Proceeds upon exercise of warrants	0	3,832,000
Tender Offer Series B Warrants [Member]
Cash flows from financing activities:
Proceeds upon exercise of warrants	0	189,000
Series B Warrant Liability [Member]
Cash flows from financing activities:
Series B warrant transaction costs paid	0	(175,000)
Proceeds upon exercise of warrants			3,720,713	0
Supplemental disclosures of noncash investing and financing information
Series B Warrant transaction costs included in accounts payable	0	131,000
De-recognition of warrant liability	0	3,000
Series B Warrant Liability [Member] | Cash Exercise [Member]
Supplemental disclosures of noncash investing and financing information
De-recognition of warrant liability	0	6,748,000	6,747,765	0
Series B Warrant Liability [Member] | Cash Less Exercise [Member]
Supplemental disclosures of noncash investing and financing information
De-recognition of warrant liability	593,000	1,724,000	12,527,991	0
Series A Convertible Preferred Stock [Member]
Cash flows from financing activities:
Initial Public Offering costs paid	$ (71,000)	$ 0
IPO [Member] | 2014 Convertible Promissory Notes [Member]
Supplemental disclosures of noncash investing and financing information
Notes payable converted into common stock in IPO			0	2,512,119
IPO [Member] | 2010 and 2012 Convertible Promissory Notes [Member]
Supplemental disclosures of noncash investing and financing information
Notes payable converted into common stock in IPO			$ 0	$ 15,410,110